BORROWINGS	12 Months Ended
Dec. 31, 2022
BORROWINGS
BORROWINGS

14.  BORROWINGS

Borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Long-term bank borrowings, current portion	230,805	289,941	42,037
Other long-term borrowings, current portion	153,353	194,079	28,139
	384,158	484,020	70,176
Long-term bank borrowings, non-current portion	1,891,797	2,694,249	390,629
Other long-term borrowings, non-current portion	323,218	355,607	51,559
Total borrowings	2,599,173	3,533,876	512,364

The long-term borrowings (including current portion) outstanding as of December 31, 2021 and 2022 bore a weighted average interest rate of 5.31% and 5.11% per annum, respectively, and were denominated in RMB. These loans were obtained from financial institutions located in the PRC.

As of December 31, 2021 and 2022, unused loan facilities for bank and other borrowings amounted to RMB1,217,835 and RMB3,164,371 (US$458,791), respectively.

Borrowings as of December 31, 2021 and 2022 were secured by the following:

December 31, 2021

Long-term borrowings (including current portion)	Secured by
(RMB)
1,334,065	Secured by a subsidiary’s stock.
416,967	Secured by a subsidiary’s land-use right with net book value of RMB24,460 (Note 10).
267,171	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB124,214 and RMB96,201, respectively (Note 8/Note 10), and a subsidiary’s stock.
212,302	Secured by a subsidiary’s property and equipment with net book value of RMB262,740 (Note 8), and a subsidiary’s stock.
40,500	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB188,553 and RMB15,160, respectively (Note 8/Note 10).
328,168	Unsecured borrowing.
2,599,173

14.  BORROWINGS (CONTINUED)

December 31, 2022

Long-term borrowings (including current portion)	Secured by
(RMB)
1,879,631	Secured by a subsidiary’s stock.
800,989	Secured by a subsidiary’s land-use right with net book value of RMB24,460 (US$3,546) (Note 10).
247,171	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB118,050 (US$17,116) and RMB91,435 (US$13,257), respectively (Note 8/Note 10), and a subsidiary’s stock.
156,077	Secured by a subsidiary’s property and equipment with net book value of RMB231,424 (US$33,553) (Note 8), and a subsidiary’s stock.
450,008	Unsecured borrowing.
3,533,876

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including bank and other borrowings in the succeeding five years and thereafter:

	RMB	US$
For the years ending December 31,
2023	513,977	74,520
2024	521,078	75,549
2025	491,867	71,314
2026	378,925	54,939
2027	335,999	48,715
2028 and thereafter	1,338,336	194,040